Warrants	12 Months Ended
Dec. 31, 2022
Class of Warrant or Right [Line Items]
Warrants
13. WARRANTS
As a result of the Business Combination (see Note 3), the Company has retroactively adjusted the number and corresponding strike price of Rigetti warrants outstanding prior to March 2, 2022, the date of the Business Combination, to give effect to the Exchange Ratio used to determine the number of shares of Common Stock into which they were converted.

Liability Classified Warrants
Public Warrants
Each Public Warrant entitles the holder to the right to purchase one share of Common Stock at an exercise price of $11.50 per share. No fractional shares will be issued upon exercise of the Public Warrants. The Company may elect to redeem the Public Warrants subject to certain conditions, in whole and not in part, at a price of $0.01 per Public Warrant if (i) 30 days’ prior written notice of redemption is provided to the holders, and (ii) the last reported sale price of the Company’s Common Stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a
30-trading
day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders have a period of 30 days to exercise for cash, or on a cashless basis. As of December 31, 2022, there were 8,625,000 Public Warrants issued and outstanding (Refer to Note 15 for fair value measurement).
Private Warrants
The Private Warrants may not be redeemed by the Company so long as the Private Warrants are held by the initial purchasers, or such purchasers’ permitted transferees. The Private Warrants have terms and provisions identical to those of the Public Warrants, including as to exercise price, exercisability and exercise period, except if the Private Warrants are held by someone other than the initial purchasers’ permitted transferees, then the Private Warrants are redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants. On August 18, 2022, the Private Placement Warrants were transferred from the initial purchasers to permitted transferees and remain unredeemable by the Company as of December 31, 2022.

The fair value of the Private Warrant was measured using the Black Scholes model approach. Significant inputs into the respective models at March 2, 2022 (the initial recognition) and December 31, 2022 are as follows:

Valuation Assumptions	December 31, 2022	Initial Recognition on March 2, 2022

Stock Price	$0.73	$9.43
Strike Price	$11.50	$11.50
Volatility (annual)	109.26%	30.66%
Risk-free rate	4.04%	1.74%
Estimated time to expiration (years)	4.172	5.000
Dividend yield	—%	—%
Trinity Warrants
The Trinity Warrants were issued in March of 2021 for the purchase of 313,252 shares of Common Stock, and additional warrants to purchase 469,877 shares of Common Stock were issued in connection with the Tranche B Amendment, see Note 10. Therefore, there were total of 783,129 Common Stock warrants issued in conjunction with the Loan and Security Agreement in 2021. The Company utilized a Black-Scholes model to determine the grant date fair value of the warrants which was approximately $2.7 million and was recorded as a debt issuance cost. The outstanding Common Stock warrants were subsequently remeasured at each reporting period using the Black-Scholes models with changes recorded as a component of other income in the Company’s consolidated statement of operations.
The liability related
to the Trinity Warrants was $6.4 million as of June 2, 2022, at which time all 783,129 warrants outstanding were exercised and the fair value of the warrant liability was reclassified to equity. The Company recorded a loss for the change in the fair value of the warrant liability in the consolidated statements of operations for the year ended December 31, 2022 and the 11 months ended December 31, 2021, of $2.0 million and $1.7 million, respectively.

The warrant issued in conjunction with the Loan and Security Agreement was classified as a liability under ASC 480, “Distinguishing Liabilities from Equity”. See Deferred Financing Cost disclosure at Note 2 Summary of Significant Accounting Policies.
Significant inputs into the Black Scholes model used to value the Trinity Warrant liabilities at June 2, 2022, the exercise date, are as follows:

Valuation Assumptions - Trinity Warrant Liability	June 2, 2022

Stock price	$8.23
Strike price	$0.27
Volatility (annual)	105.10%
Risk-free rate	2.94%
Estimated time to expiration (years)	9.000
Dividend yield	—%

Equity Classified Warrants
Series C Preferred Stock Financing Warrants
In conjunction with a prior Series C Preferred Stock Financing the Company issued a total of
5,248,183 Warrants to purchase Class A Common Stock to the Series C investors. The Warrants have a $0.01 exercise price per share and have a
10-year
term to expiration. The Warrants can be exercised for cash or on a cashless basis. The Company determined that the Warrants met the requirements for equity classification under ASC 480 and ASC

815. The Company estimated the fair value of the Warrants using the Black-Scholes model and allocated approximately $1.2 million in proceeds from the Series C Preferred Stock to the value of the Warrants on a relative fair value basis, which was recorded to additional paid in capital.
Customer Warrants
In February 2020, the Company issued a Warrant to purchase 2,680,607 shares of Class A Common Stock to a customer in conjunction with a revenue arrangement (the “Customer Warrants”). The Customer Warrants have a $1.152 exercise price per share and have a
10-year
term to expiration. The Warrants vest upon the achievement of certain performance conditions (i.e., sales milestones) defined in the agreement, and upon a change of control, either 50% or 100% of the then unvested Customer Warrants will become fully vested, dependent on the acquiring party in the change of control transaction. The Warrants can be exercised for cash or on a cashless basis.
The Company followed the guidance in ASC 718 and ASC 606 for the accounting of non-cash
consideration payable to a customer. The Company determined that the Customer Warrants met the requirements for equity classification under ASC 718 and measured the Customer Warrants based on their grant date fair value, estimated to be $0.2 million. The Company recorded this amount as a deferred asset and additional paid in capital as of the issuance date, as the Company believes it is probable that all performance conditions (i.e., sales milestones) in the Customer Warrants will be met.
The vesting status of the Customer Warrant is as follows at December 31, 2022 and December 31, 2021:

	December 31,	December 31,
	2022	2021
Vested Customer warrants	1,340,297	1,072,237
Unvested Customer warrants	1,340,310	1,608,370

	2,680,607	2,680,607